Consolidated Statement of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Net loss for the year	$ (69,981)	$ (38,246)
Adjustments for:
Stock-based compensation	11,172	46,990
Interest on loans and leases	29,235	17,728
Depreciation and depletion	18,970	7,547
Accretion of asset retirement obligation	213	414
Provision for labor and legal contingencies	6,501	0
Amortization of transaction costs	1,020	1,059
Foreign exchange gain (loss), net	55,681	(12,325)
Income tax and social contribution - current and deferred	(20,382)	6,719
Interest on loans with related parties	(2,913)	(555)
Social programs provision	329	1,308
Other	1,558	368
Cash flows from (used in) operations	31,403	31,007
(Increase) decrease in operating assets
Trade accounts receivable	5,690	(30,436)
Prepaid expenses and other assets	(399)	(10,784)
Inventories	(8,487)	(18,567)
Advance to suppliers	(8,819)	(5,141)
Accounts receivable from related parties	0	5,902
Recoverable VAT and other taxes, net	(13,749)	(17,271)
Cash held as collateral	(310)	0
Other assets	64	0
Increase (decrease) in operating liabilities
Suppliers	(7,599)	14,851
Prepayment from customer	64	1,757
Taxes payable	12,544	3,966
Payroll and related charges	1,301	1,960
Accounts payable	2,871	0
Founder's royalty option	0	(5,372)
Other liabilities	4,722	121
Income tax paid	0	(2,310)
Interest payment on loans	(43,643)	(475)
Net cash used in operating activities	(24,347)	(30,792)
Investing activities
Purchase of property, plant and equipment	(23,078)	(45,782)
Addition to deferred exploration and evaluation expenditure	(4,238)	(23,478)
Loans to related parties for land acquisition and geology expenditures	(5,244)	(12,957)
Net cash used in investing activities	(32,560)	(82,217)
Financing activities
Proceeds from loans	242,644	92,562
Proceeds from stock options exercised	0	22
Repayment of loans	(166,960)	(13,336)
Transaction costs	(237)	0
Payment of lease liabilities	(3,331)	(1,423)
Net cash provided by financing activities	72,116	77,825
Effect of exchange rate changes on cash held in foreign currency	(13,559)	3,233
Increase (decrease) in cash and cash equivalents in the year	1,650	(31,951)
Cash and cash equivalents, beginning of year	64,403	96,354
Cash and cash equivalents, end of year	66,053	64,403
Increase (decrease) in cash and cash equivalents in the year	$ 1,650	$ (31,951)